Subsequent events (Details Narrative) $ / shares in Units, $ in Millions	Feb. 10, 2022 USD ($) $ / shares	Feb. 10, 2022 GBP (£) shares	Jan. 10, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
IfrsStatementLineItems [Line Items]
Number of shares issued				19,547,600	19,458,030	18,551,910
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		4,117,648	1,234,646
[custom:WarrantsExercisePrice] | $ / shares	$ 4.25
Fair value of embedded derivative | £
Nonadjusting event [member] | Initial public offering [member]
IfrsStatementLineItems [Line Items]
[custom:WarrantsExercisePrice] | $ / shares	$ 1.13
Nonadjusting event [member] | American Depositary Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued		4,117,648
Proceeds from issue of ordinary shares | £		£ 41,176
[custom:NumberOfWarrantsToPurchase-0]		9,470,590
Proceeds from exercise of warrants | $	$ 17.5
[custom:FundingCosts] | $	$ 3.0